BUSINESS COMBINATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 5:          BUSINESS COMBINATION

On August 11, 2023, pursuant to an Agreement and Plan of Merger among LI, AlterG, Inc., Merger Sub, and Shareholder Representative Services LLC, LI, August 8, 2023, the Company acquired AlterG, Inc.and AlterG, Inc.became a wholly owned subsidiary of the Company.  With the rebranding of the Company, AlterG, Inc. was renamed as LCAI.  LCAI develops, manufactures, and markets anti-gravity systems for use in physical and neurological rehabilitation and athletic training, both in the United States and internationally. The aggregate purchase price was a total of approximately $19 million in cash, subject to working capital and other customary purchase price adjustments. Additional cash earnouts (initially estimated to be approximately $4.0 million in the aggregate) may be paid based upon a percentage of LCAI’s year-over-year future revenue growth over the next two years subject to working capital and other customary purchase price adjustments.

The total consideration transferred is as follows (in thousands):
Cash	$18,493
Earnout payments	$3,607
Total consideration	$22,100

Earnout payments

The Company will pay an amount of cash equal to 65% of the amount, if any, by which LCAI revenue attributable to the first 12 months period exceeds revenue target ("first earnout payment"), and an amount in cash equal to 65% of the amount, if any, by which LCAI revenue attributable to the following 12 months period exceeds the revenue from the first 12 month period ("second earnout payment"). However, the company did not meet the revenue target for the first year of the earnout, and as a result, no payment will be made for the first year. At the date of acquisition, management estimated fair value of the earnout payment based on the actual up to date performance of the acquired entity and the probability of the earn out payment occurrence to be at approximately $3.6 million. The earn-out was accounted for as a liability and will be remeasured at each reporting period through consolidated statement of operations.

The Company has accounted for the LCAI acquisition as a business combination. The Company has preliminarily allocated the purchase price of approximately $22.1 million fair values, and the excess of the purchase price over the aggregate fair values is recorded as goodwill.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash and cash equivalent	$478
Restricted cash	51
Accounts receivable	1,773
Inventory	3,330
Prepaid expenses and other current assets	470
Right of use asset	1,151
Property and equipment, net	827
Other non-current assets	30
Goodwill	7,538
Intangible assets	14,133
Accounts payable	(2,082)
Accrued compensation	(766)
Other accrued liabilities	(1,059)
Deferred revenue	(2,088)
Warranty Obligations	(535)
Leases Liability	(1,151)
Total purchase consideration	$22,100

The following table presents the details of the intangible assets acquired at the date of LCAI acquisition (in thousands):

	Estimated Fair Value	Estimated Useful Life (Years)

Trademark	$795	3
Technology	6,161	4
Customer relationship - Warranty	201	2
Customer relationship - Rental	2,102	4
Customer relationship - Distribution	4,578	5
Backlog	296	1

Under the purchase price allocation, the Company allocates the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the estimates of their fair values. The fair values for the intangible assets acquired were primarily based on significant inputs that are not observable in the market and thus represent a Level 3 measurement in the fair value hierarchy. Customer relationships, distributor relationships, backlog, trademark and developed technology were valued using the income approach, based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The discounted cash flow analyses factor in assumptions on revenue and expense growth rates including estimates of customer growth and attrition rates, distributor growth and attrition rates, technology obsolescence, and relief from royalty projections. Additionally, these discounted cash flow analyses factor in expected amounts of working capital, fixed assets, assembled workforce and cost of capital for each intangible asset.

NOTE 5:- BUSINESS COMBINATION

On August 11, 2023, pursuant to an Agreement and Plan of Merger among RRI, AlterG, Merger Sub, and Shareholder Representative Services LLC, RRI, August 8, 2023, the Company acquired AlterG and AlterG became a wholly owned subsidiary of the Company. AlterG develops, manufactures, and markets Anti-Gravity systems for use in physical and neurological rehabilitation and athletic training, both in the United States and internationally. The aggregate purchase price was a total of $19.0 million in cash, subject to working capital and other customary purchase price adjustments. Additional cash earnouts may be paid based upon a percentage of AlterG’s year-over-year future revenue growth over the next two years subject to working capital and other customary purchase price adjustments.

The total consideration transferred is as follows (in thousands):

Cash	$18,493
Earnout payments	$3,607
Total consideration	$22,100

Earnout payments

The Company will pay an amount of cash equal to 65% of the amount, if any, by which AlterG revenue attributable to the first 12 months period exceeds revenue target ("first earnout payment"), and an amount in cash equal to 65% of the amount, if any, by which AlterG revenue attributable to the following 12 months period exceeds the revenue from the first 12 month period ("second earnout payment"). At the date of acquisition, management estimated fair value of the earnout payment based on the actual up to date performance of the acquired entity and the probability of the earn out payment occurrence to be at approximately $3.6 million. The Earn-out was accounted for as a liability and will be remeasured at each reporting period through the consolidated statement of operations.

The Company has accounted for the AlterG acquisition as a business combination. The Company has preliminarily allocated the purchase price of approximately $22.1 million fair values, and the excess of the purchase price over the aggregate fair values is recorded as goodwill.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash and cash equivalent	$478
Restricted cash	51
Accounts receivable	1,773
Inventory	3,330
Prepaid expenses and other current assets	470
Right of use asset	1,151
Property and equipment, net	827
Other non-current assets	30
Goodwill	7,538
Intangible assets	14,133
Accounts payable	(2,082)
Accrued compensation	(766)
Other accrued liabilities	(1,059)
Deferred revenue	(2,088)
Warranty Obligations	(535)
Leases Liability	(1,151)
Total purchase consideration	$22,100

The following table presents the details of the intangible assets acquired at the date of AlterG acquisition (in thousands):

	Estimated	Estimated Useful Life
	Fair Value	(Years)
Trademark	$795	3
Technology	6,161	4
Customer relationship - Warranty	201	2
Customer relationship - Rental	2,102	4
Customer relationship - Distribution	4,578	5
Backlog	296	1

Under the preliminary purchase price allocation, the Company allocates the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values. The fair values for the intangible assets acquired were primarily based on significant inputs that are not observable in the market and thus represent a Level 3 measurement in the fair value hierarchy. Customer relationships, distributor relationships, backlog, trademark and developed technology were valued using the income approach, based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The discounted cash flow analyses factor in assumptions on revenue and expense growth rates including estimates of customer growth and attrition rates, distributor growth and attrition rates, technology obsolescence, and relief from royalty projections. Additionally, these discounted cash flow analyses factor in expected amounts of working capital, fixed assets, assembled workforce and cost of capital for each intangible asset. Such estimates are subject to change during the measurement period which is not expected to exceed one year. Any adjustments to the preliminary purchase price allocation identified during the measurement period will be recognized in the period in which the adjustments are determined.

The Company incurred acquisition-related costs of $2.5 million included in General and administrative costs.

The table below presents the pro forma revenue and earnings of the combined business as if the acquisition had occurred as of January 1, 2022 (in thousands):

	Twelve Months Ended December 31,
	2023	2022
Revenues	24,923	25,307
Net loss	(21,761)	(28,369)

The total revenues and net loss of AlterG, included in the consolidated income statement, since the acquisition date through December 31, 2023, amounted to 7,658 thousand and 249 thousand, respectively.

The pro forma financial information for all periods presented above has been calculated after adjusting the results of AlterG to reflect the business combinations accounting effects resulting from these acquisitions.

These proforma results reflect additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant, and equipment and intangible asset occurred at the beginning of the period, along with consequential tax effects. The unaudited pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what would have occurred had the business combinations been completed on January 1, 2022, nor it is necessarily indicative of future results of operations of the combined company. Furthermore, the unaudited pro forma financial information does not reflect the impact of any synergies resulting from the acquisition.